Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	2021	2022	2023	2023
	SGD	SGD	SGD	USD
Beginning of year	-	-	-	-
Customer relationships	-	-	1,944,044	1,473,542
Software	-	-	271,693	205,937
Research and development	-	-	885,675	671,321
Less: accumulated amortization	-	-	(123,848)	(93,873)
End of year	-	-	2,977,564	2,256,927

Schedule of Estimated amortization expenses	Estimated amortization expense for each of the next five years:
$
2024	(651,035)
2025	(651,035)
2026	(651,035)
2027	(565,450)
2028	(459,009)
(2,977,564)